Fair Value Measurements Recurring Measurements and Additional (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Additional disclosures:
Fair Value, Level 1 to level 2 Transfers, Amount	$ 0	$ 0
Fair Value, Level 2 to level 1 Transfers, Amount	0	0
Wiltel Guarantee [Member]
Additional disclosures:
Guarantor Obligations, Maximum Exposure, Undiscounted	30
Carrying Amount [Member]
Additional disclosures:
Other receivables	7	15
Long-term debt, including current portion	(20,935)	(23,409)
Guarantees	(43)	(44)
Fair Value [Member]
Additional disclosures:
Other receivables	7	15
Long-term debt, including current portion	(23,005)	(24,090)
Guarantees	(30)	(30)
Level 1 [Member]
Additional disclosures:
Other receivables	7	15
Long-term debt, including current portion	0	0
Guarantees	0	0
Level 2 [Member]
Additional disclosures:
Other receivables	0	0
Long-term debt, including current portion	(23,005)	(24,090)
Guarantees	(14)	(14)
Level 3 [Member]
Additional disclosures:
Other receivables	0	0
Long-term debt, including current portion	0	0
Guarantees	(16)	(16)
Fair Value, Measurements, Recurring [Member] | Carrying Amount [Member]
Measured on a recurring basis:
ARO Trust investments	135	96
Fair Value, Measurements, Recurring [Member] | Carrying Amount [Member] | Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets		2
Energy derivatives liabilities	(3)
Fair Value, Measurements, Recurring [Member] | Carrying Amount [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets		1
Energy derivatives liabilities	(3)	(6)
Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Measured on a recurring basis:
ARO Trust investments	135	96
Fair Value, Measurements, Recurring [Member] | Fair Value [Member] | Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets		2
Energy derivatives liabilities	(3)
Fair Value, Measurements, Recurring [Member] | Fair Value [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets		1
Energy derivatives liabilities	(3)	(6)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Measured on a recurring basis:
ARO Trust investments	135	96
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets		0
Energy derivatives liabilities	(2)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets		0
Energy derivatives liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Measured on a recurring basis:
ARO Trust investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets		2
Energy derivatives liabilities	(1)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets		0
Energy derivatives liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Measured on a recurring basis:
ARO Trust investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets		0
Energy derivatives liabilities	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets		1
Energy derivatives liabilities	$ (3)	$ (6)